Cover Page	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	IMAGENEBIO, INC.
Entity Central Index Key	0001835579
Entity Tax Identification Number	81-1697316
Entity Address, Address Line One	12526 High Bluff Drive
Entity Address, Address Line Two	Suite 345
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	345-6265
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	2836
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	12526 High Bluff Drive
Entity Address, Address Line Two	Suite 345
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	345-6265
Contact Personnel Name	Kristin Yarema, Ph.D.